Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Flexible Strategies Fund), USD $)	0 Months Ended
	Mar. 07, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 752
Expense Example, with Redemption, 3 Years	1,136
Expense Example, with Redemption, 5 Years	1,545
Expense Example, with Redemption, 10 Years	2,683
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	779
Expense Example, with Redemption, 3 Years	1,193
Expense Example, with Redemption, 5 Years	1,734
Expense Example, with Redemption, 10 Years	2,790
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	367
Expense Example, with Redemption, 3 Years	834
Expense Example, with Redemption, 5 Years	1,427
Expense Example, with Redemption, 10 Years	3,037
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	137	[1]
Expense Example, with Redemption, 3 Years	442	[1]
Expense Example, with Redemption, 5 Years	770	[1]
Expense Example, with Redemption, 10 Years	1,696	[1]
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	698
Expense Example, with Redemption, 5 Years	1,201
Expense Example, with Redemption, 10 Years	2,587
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	$ 1,964

[1]	Based on estimated expenses for Class I shares for the first fiscal year.